Cover	Mar. 07, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 07, 2022
Entity File Number	001-38604
Entity Registrant Name	FOCUS FINANCIAL PARTNERS INC.
Entity Central Index Key	0001651052
Entity Tax Identification Number	47-4780811
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	875 Third Avenue
Entity Address, Address Line Two	28th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	646
Local Phone Number	519-2456
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.01 per share
Trading Symbol	FOCS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false